Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 256,299	$ 232,897	$ 285,058
Acquisitions	0	1,984	51
New leases	15,333	17,520	20,698
Foreign exchange income (loss)	(10,386)	21,425	(18,107)
Other	10,856	7,305	(6,449)
Ending balance	257,557	256,299	232,897
Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows	(14,545)	(24,832)	(48,354)
Total Liabilities From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	148,204	136,824	191,741
Acquisitions	0	1,510	3
New leases	0	0	0
Foreign exchange income (loss)	(10,584)	17,430	(16,216)
Other	530	(2,403)	(6,521)
Ending balance	147,666	148,204	136,824
Total Liabilities From Financing Activities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows	9,516	(5,157)	(32,183)
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,088	10,518	12,893
Acquisitions	0	0	3
New leases	0	0	0
Foreign exchange income (loss)	(336)	504	(852)
Other	(3,989)	(39)	0
Ending balance	10,146	13,088	10,518
Bank loans | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows	1,383	2,105	(1,526)
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	135,116	126,306	178,848
Acquisitions	0	1,510	0
New leases	0	0	0
Foreign exchange income (loss)	(10,248)	16,926	(15,364)
Other	4,519	(2,364)	(6,521)
Ending balance	137,520	135,116	126,306
Notes payable | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows	8,133	(7,262)	(30,657)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	108,095	96,073	93,317
Acquisitions	0	474	48
New leases	15,333	17,520	20,698
Foreign exchange income (loss)	198	3,995	(1,891)
Other	10,326	9,708	72
Ending balance	109,891	108,095	96,073
Lease liabilities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows	$ (24,061)	$ (19,675)	$ (16,171)